Salary Deferral Plans - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Executive Salary Continuation Plan [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Salary deferral compensation liability total	$ 1,869	$ 1,872
Cash surrender value of life insurance, carrying value	3,688	3,376
Face amount of the insurance policies in force	11,148	10,508
Supplemental Employee Retirement Plan Agreement [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Salary deferral compensation liability total	1,846	1,161
Cash surrender value of life insurance, carrying value	24,928	14,357
Face amount of the insurance policies in force	61,287	35,471
Flexible Indexed Annuity Contracts	$ 10,804	$ 8,939